Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	£ 35	£ 11
Prepayments	3,687	6,426	355
Other receivables	64	131	282
Total trade and other receivables	3,786	6,568	637
Less: non-current portion
Current portion	£ 3,786	£ 6,568	£ 637